SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted

	2014	2013	2012

Expected volatility	27.47%-28.08%	27.5-%30.0%	27.8-%34.8%
Weighted average volatility	27.72%	28.8%	29.4%
Risk free interest rate	0.8-%1.2%	0.4-%0.9%	0.4-%0.5%
Expected dividend	0-%1.61%	0-%1.7%	0%
Expected term (in years)	3.4	3.3-3.4	3.3

Schedule of Stock Option Activity

	Number of options	Weighted - average exercise price	Weighted - average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	4,066,573	22.37	4.46	75,598
Granted	1,189,063	25.31
Exercised	(1,247,450)	22.40
Forfeited	(411,549)	18.34
Cancelled	(15,844)	12.37

Outstanding at December 31, 2014	3,580,793	23.54	4.39	97,061

Exercisable at December 31, 2014	1,033,306	25.51	3.37	25,977

Schedule of Options Outstanding by Exercise Price Range

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2014	term	price	2014	exercisable
		(Years)	$		$

$ 0.26	1,196,978	4.61	0.26	212,303	0.26
$ 0.69	7,147	5.01	0.69	6,806	0.69
$ 4.88-6.87	5,087	1.39	5.78	5,087	5.78
$ 10.28-14.60	18,324	3.69	13.00	18,324	13.00
$ 16.60-21.41	20,304	4.80	18.47	19,542	18.50
$ 25.01-37.12	1,357,155	3.55	33.03	636,713	32.14
$ 37.86-40.32	975,798	5.31	39.48	134,531	38.69

	3,580,793	4.39	23.54	1,033,306	25.51

Schedule of Restricted Stock Units Activity

	Number of RSU & RSA		Weighted average exercise price *)

Outstanding at January 1, 2014	783,103	NIS	1
Issued	355,263	NIS	1
Vested	(215,831)	NIS	1
Forfeited	(150,970)	NIS	1

Outstanding at December 31, 2014	771,565	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $0.26.

Schedule of Allocated Share-Based Compensation Expense

	Year ended December 31,
	2014	2013	2012

Cost of revenues	$4,847	$4,741	$4,156
Research and development, net	2,781	3,080	2,840
Selling and marketing	12,962	10,037	7,981
General and administrative	9,224	8,449	8,635

Total stock-based compensation expenses	$29,814	$26,307	$23,612